LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Notes and other explanatory information [abstract]
SCHEDULE OF LEASE LIABILITIES

The Company had leases including leases of offices for 1-2 years. The office lease has ended on October 31, 2021 and the office space is now rented on a month to month basis.

	December 31, 2022	December 31, 2021
Balance, opening	$-	$18,195
Additions	-	-
Lease payments	-	(17,796)
Interest	-	135
Translation difference	-	(534)
Balance, ending	$-	$-